Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of financial statement adjustments related to the restatement discussed above of the company’s previously reported statement of cash flows - USD ($)
	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
As Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash Flow from Operating Activities	$ (1,148,996)	$ (1,879,536)
Cash Flows from Investing Activities	(350,000,000)	(382,594,570)
Cash Flows from Financing Activities	352,305,454	384,908,713
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	70,000	70,000
Offering costs paid by related party under promissory note	74,500	74,500
Deferred underwriting commissions	12,250,000	13,390,810
Initial value of Class A ordinary shares subject to possible redemption	315,854,270	334,712,170
Change in value of Class A ordinary shares subject to possible redemption		(6,340,391)
Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash Flow from Operating Activities
Cash Flows from Investing Activities
Cash Flows from Financing Activities
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses
Offering costs paid by related party under promissory note
Deferred underwriting commissions
Initial value of Class A ordinary shares subject to possible redemption	(315,854,270)	(334,712,170)
Change in value of Class A ordinary shares subject to possible redemption		6,340,391
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash Flow from Operating Activities	(1,148,996)	(1,879,536)
Cash Flows from Investing Activities	(350,000,000)	(382,594,570)
Cash Flows from Financing Activities	352,305,454	384,908,713
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	70,000	70,000
Offering costs paid by related party under promissory note	74,500	74,500
Deferred underwriting commissions	12,250,000	13,390,810
Initial value of Class A ordinary shares subject to possible redemption
Change in value of Class A ordinary shares subject to possible redemption